Significant Acquisitions	6 Months Ended
Apr. 30, 2023
Disclosure of detailed information about business combination [abstract]
Significant Acquisitions
NOTE 8:  SIGNIFICANT ACQUISITION
Acquisition of Cowen Inc.
On March 1, 2023, the Bank completed the acquisition of Cowen Inc. (“Cowen”). The acquisition advances the Wholesale Banking Segment’s long-term growth strategy in the U.S. and adds complementary products and services to the Bank’s existing businesses. The results of the acquired business have been consolidated by the Bank from the closing date and primarily reported in the Wholesale Banking segment. Consideration included $
1,500
 million (US$
1,100 million) in cash for 100% of Cowen’s common shares outstanding, $253 million (US$186 million)
for the settlement of Cowen’s Series A Preferred Stock, and $
205 million (US$151
million) related to the replacement of share-based payment awards.

The acquisition was accounted for as a business combination under the purchase method. As at March 1, 2023, the acquisition contributed $
10,848

m
illion (US$
7,970

m
illion) of assets and $
9,900

m
illion (US$
7,275

m
illion) of liabilities. The excess of accounting consideration over the fair value of the tangible net assets acquired was allocated to other intangibles assets of

$
312
 million (US$
229

million) net of taxes, and goodwill of
 $
698
 million (US$
513

million). Goodwill is not deductible for tax purposes. The purchase price allocation may be adjusted during the measurement period, which shall not exceed one year from the acquisition date, to reflect new information obtained about facts and circumstances that existed at the acquisition date.
Since the acquisition date, the contribution of Cowen to the Bank’s revenue and net income was not significant, nor would it have been significant if the acquisition had occurred as of November 1, 2022.
The Bank plans to dispose of certain non-core businesses that were acquired in connection with the Cowen acquisition. These non-core businesses are disposal groups which meet the criteria to be classified as held for sale and are measured at the lower of their carrying amount and fair value less costs to sell. The assets and liabilities of these disposal groups are recorded in Other assets and Other liabilities, respectively, on the Interim Consolidated Balance Sheet. As at April 30, 2023, assets of $
1,493
 million and liabilities of $
860
 million were classified as held for sale.